Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Biotechnology - 52.2%
AquaBounty Technologies, Inc.*†	6,239,087	$24,893,957
Arcturus Therapeutics Holdings, Inc.*†	2,835,898	127,473,615
Beam Therapeutics, Inc.*	2,276,378	202,074,075
CareDx, Inc.*†	3,848,927	196,295,277
Cellectis SA (France)*†(a)	3,579,651	38,517,045
CRISPR Therapeutics AG (Switzerland)*	2,209,696	201,811,536
Editas Medicine, Inc.*	1,167,176	42,858,703
Evogene Ltd. (Israel)*†	2,946,510	7,690,391
Exact Sciences Corp.*	4,121,435	392,443,041
Fate Therapeutics, Inc.*†	4,797,945	258,129,441
Ginkgo Bioworks Holdings, Inc.*	15,803,548	218,405,033
Incyte Corp.*	2,876,916	192,695,834
Intellia Therapeutics, Inc.*	1,713,596	227,873,996
Invitae Corp.*	6,041,791	160,107,461
Ionis Pharmaceuticals, Inc.*†	8,524,176	271,665,489
Iovance Biotherapeutics, Inc.*	5,414,804	131,633,885
Organovo Holdings, Inc.*	244,732	1,519,786
Recursion Pharmaceuticals, Inc., Class A*	2,597,414	49,740,478
Regeneron Pharmaceuticals, Inc.*	296,188	189,542,549
Repare Therapeutics, Inc. (Canada)*†	3,469,451	86,770,970
Surface Oncology, Inc.*†	5,455,927	40,482,978
Twist Bioscience Corp.*	2,208,279	262,343,545
Veracyte, Inc.*	2,172,591	104,023,657
Vertex Pharmaceuticals, Inc.*	1,462,726	270,501,919
Verve Therapeutics, Inc.*	1,434,879	66,564,037
Total Biotechnology		3,766,058,698

Chemicals - 0.5%
Zymergen, Inc.*	3,785,839	40,129,893

Electronic Equipment, Instruments & Components - 1.3%
908 Devices, Inc.*†	2,788,894	91,754,613

Financial Services - 0.3%
Dynamics Special Purpose Corp., Class A*†	2,391,747	24,156,645

Health Care Equipment & Supplies - 1.5%
Butterfly Network, Inc.*	7,200,496	74,309,119
Cerus Corp.*	5,295,291	34,948,920
Total Health Care Equipment & Supplies		109,258,039

Health Care Providers & Services - 8.0%
1Life Healthcare, Inc.*	3,593,307	77,831,030
Accolade, Inc.*†	5,591,798	222,497,642
Castle Biosciences, Inc.*†	2,059,350	128,400,473
Signify Health, Inc., Class A*†	9,016,663	144,897,774
Total Health Care Providers & Services		573,626,919

Health Care Technology - 12.4%
Schrodinger, Inc.*	2,170,358	118,458,140
Teladoc Health, Inc.*	4,315,038	645,486,534
Veeva Systems, Inc., Class A*	405,268	128,474,009
Total Health Care Technology		892,418,683

Life Sciences Tools & Services - 17.3%
10X Genomics, Inc., Class A*	631,431	101,830,877
Adaptive Biotechnologies Corp.*	5,185,845	173,259,082
Berkeley Lights, Inc.*†	3,882,306	90,263,614
Codexis, Inc.*†	4,884,299	169,827,076
Compugen Ltd. (Israel)*	3,630,786	23,563,801
NanoString Technologies, Inc.*	343,541	16,593,030
Pacific Biosciences of California, Inc.*†	14,479,347	383,413,109
Personalis, Inc.*†	5,275,601	103,507,292
Quantum-Si, Inc.*†	11,744,583	94,661,339
Somalogic, Inc.*	7,498,698	95,458,426
Total Life Sciences Tools & Services		1,252,377,646

Pharmaceuticals - 3.8%
Pfizer, Inc.	2,219,949	97,100,569
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	12,622,988	176,974,292
Total Pharmaceuticals		274,074,861

Software - 2.6%
Palantir Technologies, Inc., Class A*	1,631,563	42,224,850
UiPath, Inc., Class A*	2,938,807	147,675,052
Total Software		189,899,902
Total Common Stocks (Cost $8,755,791,644)		7,213,755,899
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b) (Cost $15,278,155)	15,278,155	15,278,155
Total Investments–100.1% (Cost $8,771,069,799)		7,229,034,054
Liabilities in Excess of Other Assets–(0.1)%		(8,376,251)
Net Assets–100.0%		$7,220,657,803

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Common Stocks — 34.7%
Biotechnology — 14.6%
AquaBounty Technologies, Inc.
32,699,225	1,587,034	(3,128,580)	679,019	(6,942,741)	–	–	6,239,087	24,893,957
Arcturus Therapeutics Holdings, Inc.
84,888,987	19,330,638	(14,786,580)	10,605,903	27,434,667	–	–	2,835,898	127,473,615
CareDx, Inc.
310,172,395	38,637,412	(33,202,705)	8,878,744	(128,190,569)	–	–	3,848,927	196,295,277
Cellectis SA
56,897,431	2,686,520	(13,643,671)	(10,945,797)	3,522,562	–	–	3,579,651	38,517,045
Evogene Ltd.
9,030,619	391,403	(967,814)	363,964	(1,127,781)	–	–	2,946,510	7,690,391
Fate Therapeutics, Inc.
357,383,678	74,004,042	(37,812,010)	10,227,667	(145,673,936)	–	–	4,797,945	258,129,441
Ionis Pharmaceuticals, Inc.
335,200,942	17,782,537	(36,743,498)	(575,970)	(43,998,522)	–	–	8,524,176	271,665,489
Repare Therapeutics, Inc.
93,387,201	26,824,576	(9,879,510)	(315,671)	(23,245,626)	–	–	3,469,451	86,770,970
Surface Oncology, Inc.
26,008,455	12,178,682	(3,657,861)	73,553	5,880,149	–	–	5,455,927	40,482,978
Twist Bioscience Corp.
303,792,362	9,048,461	(37,055,966)	6,351,281	(19,792,593)	–	–	–	–
Electronic Equipment, Instruments & Components — 1.3%
908 Devices, Inc.
81,883,531	16,264,977	(10,739,481)	257,479	4,088,107	–	–	2,788,894	91,754,613
Financial Services — 0.3%
Dynamics Special Purpose Corp.
19,718,888	6,468,030	(2,602,295)	8,476	563,546	–	–	2,391,747	24,156,645
Health Care Providers & Services — 6.9%
Accolade, Inc.
259,620,477	27,521,441	(27,027,817)	463,351	(38,079,810)	–	–	5,591,798	222,497,642
Castle Biosciences, Inc.
156,646,658	8,570,481	(20,708,715)	1,413,388	(17,521,339)	–	–	2,059,350	128,400,473
Signify Health, Inc.
139,077,091	106,402,000	(19,186,100)	(439,027)	(80,956,190)	–	–	9,016,663	144,897,774
Health Care Technology — 0.0%
Life Sciences Tools & Services — 11.6%
Berkeley Lights, Inc.
145,389,853	35,691,291	(11,972,089)	171,235	(79,016,676)	–	–	3,882,306	90,263,614
Codexis, Inc.
135,791,147	9,063,736	(47,882,110)	3,939,882	68,914,421	–	–	4,884,299	169,827,076
Pacific Biosciences of California, Inc.
460,481,139	47,216,216	(44,225,901)	37,757,008	(117,815,353)	–	–	14,479,347	383,413,109
Personalis, Inc.
97,468,702	25,181,881	(11,222,469)	374,583	(8,295,405)	–	–	5,275,601	103,507,292
Quantum-Si, Inc.
71,309,635	45,363,430	(9,757,224)	471,715	(12,726,217)	–	–	11,744,583	94,661,339
Molecular Diagnostics — 0.0%
CM Life Sciences II, Inc.
32,363,829	1,149,933	(3,077,170)	272,897	5,547,068	–	–	–	–
$3,209,212,245	$531,364,721	$(399,279,566)	$70,033,680	$(607,432,238)	$–	$–	103,812,160	$2,505,298,740

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2021.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2021 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$7,213,755,899	$–	$–	$7,213,755,899
Money Market Fund	15,278,155	–	–	15,278,155
Total	$7,229,034,054	$–	$–	$7,229,034,054

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.